Tax Liabilities - Summary of Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Tax Liabilities [Abstract]
Income tax payable	$ 6,047	$ 1,940
Other tax liabilities	5,648	11,186
Income tax perception	2,792	7,490
Digital services VAT withholding	2,555	2,796
Other Taxes	301	900
Total Tax Liabilities	$ 11,695	$ 13,126